CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Sep. 30, 2017	Sep. 30, 2016
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value	$ 0	$ 0
Preferred stock, Authorized shares	5,000	5,000
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0	$ 0
Common stock, Authorized shares	50,000	50,000
Common stock, Issued shares	36,072	35,937
Common stock, outstanding shares	27,127	26,992
Treasury stock, shares	8,945	8,945